Income Taxes (Tables)	12 Months Ended
Jun. 30, 2014
Income Tax Disclosure [Abstract]
Temporary differences which gave rise to the net accumulated deferred income tax liability
The temporary differences which gave rise to the net accumulated deferred income tax liability for the periods are as follows:

($000)	2014	2013

Deferred Tax Liabilities
Current
Deferred natural gas cost	(275)	(1,459)
Prepaid expenses	(359)	(304)
	(634)	(1,763)

Non-Current
Accelerated depreciation	(36,903)	(36,004)
Pension	(1,240)	(908)
Regulatory assets - asset retirement obligations	(820)	(736)
Regulatory assets - loss on extinguishment of debt	(1,196)	(1,287)
Regulatory assets - unrecognized accrued pension	(2,091)	(2,418)
Regulatory liabilities	(1,268)	(1,268)
Other	(954)	(1,040)
	(44,472)	(43,661)
Total deferred tax liabilities	(45,106)	(45,424)

Deferred Tax Assets
Current
Accrued employee benefits	405	313
Bad debt reserve	99	58
Other	90	53
	594	424

Non-Current
Accrued employee benefits	992	855
Asset retirement obligations	1,176	1,284
Investment tax credits	15	25
Regulatory liabilities	1,570	1,610
Section 263(a) capitalized costs	105	182
Other	76	81
	3,934	4,037

Total deferred tax assets	4,528	4,461
Net accumulated deferred income tax liability	(40,578)	(40,963)

Components of the income tax provision
The components of the income tax provision are comprised of the following for the years ended June 30:

($000)	2014	2013	2012

Current
Federal	4,532	1,940	525
State	842	390	220
Total	5,374	2,330	745
Deferred	(515)	1,939	2,513
Income tax expense	4,859	4,269	3,258

Reconciliation of the statutory federal income tax rate to the effective income tax rate
Reconciliation of the statutory federal income tax rate to the effective income tax rate is shown in the table below:

(%)	2014	2013	2012

Statutory federal income tax rate	34.0	34.0	34.0
State income taxes, net of federal benefit	4.0	4.0	4.0
Amortization of investment tax credits	(0.1)	(0.2)	(0.3)
Other differences, net	(0.9)	(0.6)	(1.7)
Effective income tax rate	37.0	37.2	36.0

Reconciliation of unrecognized tax benefits	The following is a reconciliation of our unrecognized tax benefits:

($000)	2014	2013

Balance, beginning of year	101	200
Gross decreases - tax positions in prior period	(37)	(99)
Balance, end of year	64	101